Additional Supplemental Cash Flow Financial Information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional Supplemental Cash Flow Financial Information
Cash and cash equivalents	$ 9,798	$ 5,401		$ 3,852
Restricted cash	3,360	3,526		3,526
Cash, cash equivalents and restricted cash	$ 13,158	$ 8,927	$ 5,448	$ 7,378	$ 10,446	$ 9,183